Note 9 - Commitments and Contingencies (Details) - Minimum Future Operating Lease Obligations $ in Thousands	Dec. 31, 2014 USD ($)
Minimum Future Operating Lease Obligations [Abstract]
2015	$ 7,760
2016	5,318
2017	3,308
2018	2,479
2019	1,648
Thereafter	5,474
$ 25,987